Inventories	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories
15	Inventories
Inventories in the consolidated statement of financial position comprise:

	December 31,
	2021 $	2020 $
Consumables and reagent	4,404,959	3,870,493
Finished goods	2,424,267	627,084

	6,829,226	4,497,577

The analysis of the amount of inventories recognized as an expense and included in consolidated profit or loss is as follows:

	December 31,
	2021 $	2020 $
Carrying amount of inventories sold (note 6(c))	52,701,330	10,412,753

All of the inventories are expected to be recovered within one year.